Earnings per share ("EPS") (Tables)	6 Months Ended
Jun. 30, 2026
Earnings per share [abstract]
Summary of calculation of basic and diluted EPS
Basic EPS

The calculation of basic EPS is as follows:

	Six Months Ended 30 June 2026	Six Months Ended 30 June 2025
Profit for the period attributable to equity holders of the parent (£ million)	19	44
Weighted average number of shares used in basic EPS calculation (million)	1,077	1,077
Basic EPS	1.8p	4.1p
Diluted EPS

The calculation of diluted EPS is as follows:

	Six Months Ended 30 June 2026	Six Months Ended 30 June 2025
Profit for the period attributable to equity holders of the parent (£ million)	19	44
Weighted average number of shares used in diluted EPS calculation (million)	1,098	1,093
Diluted EPS	1.7p	4.0p

Summary of reconciliation between shares used in calculating basic and diluted EPS
A reconciliation between the shares used in calculating basic and diluted EPS is as follows:

	Six Months Ended 30 June 2026	Six Months Ended 30 June 2025
	£m	£m
Weighted average number of shares used in basic EPS calculation	1,077	1,077
Other potentially issuable shares	21	16
Weighted average number of shares used in diluted EPS calculation	1,098	1,093